The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .8%
Aerospace — 0 .1%
30,500 Allient Inc. ................................................ $ 921,405
40,000 Innovative Solutions and Support Inc. † ..... 341,200
7,000 Kratos Defense & Security Solutions Inc. † 142,030
1,404,635
Agriculture — 0 .1%
10,000 Cadiz Inc. † ............................................... 28,000
56,000 Limoneira Co. ........................................... 1,155,280
1,183,280
Automotive — 0 .3%
430,000 Iveco Group NV † ...................................... 3,866,894
65,000 The Shyft Group Inc. ................................ 794,300
4,661,194
Automotive: Parts and Accessories — 4 .3%
147,500 BorgWarner Inc. ....................................... 5,287,875
840,000 Brembo SpA ............................................. 10,293,230
94,022 China Automotive Systems Inc. † ............... 303,691
74,100 Commercial Vehicle Group Inc. † ............... 519,441
1,115,000 Dana Inc. ................................................. 16,290,150
320,000 Modine Manufacturing Co. † ...................... 19,104,000
46,000 Monro Inc. ............................................... 1,349,640
4,300 O'Reilly Automotive Inc. † ......................... 4,085,344
45,000 Puradyn Filter Technologies Inc. † .............. 0
180,000 Standard Motor Products Inc. ................... 7,165,800
253,000 Strattec Security Corp. † (a) ....................... 6,352,830
18,400 Thor Industries Inc. .................................. 2,175,800
72,927,801
Aviation: Parts and Services — 2 .3%
20,000 AAR Corp. † .............................................. 1,248,000
9,500 Astronics Corp. † ...................................... 165,490
23,200 Astronics Corp. , Cl. B † ............................. 404,608
48,000 Ducommun Inc. † ..................................... 2,498,880
670,500 Kaman Corp. ............................................ 16,058,475
89,000 Moog Inc. , Cl. A ....................................... 12,885,420
18,000 Moog Inc. , Cl. B ....................................... 2,662,200
20,000 Woodward Inc. ......................................... 2,722,600
38,645,673
Broadcasting — 1 .3%
150,000 Beasley Broadcast Group Inc. , Cl. A † ........ 131,700
10,000 Cogeco Communications Inc. ................... 447,908
24,000 Cogeco Inc. .............................................. 1,035,493
200,000 Corus Entertainment Inc. , Cl. B ................. 107,166
39,500 Fox Corp. , Cl. A ........................................ 1,171,965
25,000 Gray Television Inc. .................................. 224,000
71,700 Gray Television Inc. , Cl. A ......................... 614,132
450,000 Grupo Televisa SAB , ADR ......................... 1,503,000
280,000 ITV plc ..................................................... 225,848
13,000 Liberty Broadband Corp. , Cl. A † ................ 1,048,320
11,000 Liberty Broadband Corp. , Cl. C † ................ 886,490
Shares
Market
Value
20,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... $ 1,159,600
27,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 1,704,510
34,452 Liberty Media Corp.-Liberty SiriusXM † ...... 991,528
64,000 Liberty Media Corp.-Liberty SiriusXM ,
Cl. A † ................................................... 1,839,360
22,000 Nexstar Media Group Inc. ......................... 3,448,500
100,000 Salem Media Group Inc. † ......................... 39,000
480,000 Sirius XM Holdings Inc. ............................ 2,625,600
93,000 Sphere Entertainment Co. † ....................... 3,158,280
22,362,400
Building and Construction — 7 .2%
78,200 Arcosa Inc. ............................................... 6,462,448
200,000 Armstrong Flooring Inc. † .......................... 20
34,000 D.R. Horton Inc. ....................................... 5,167,320
30,000 Gibraltar Industries Inc. † .......................... 2,369,400
218,700 Herc Holdings Inc. .................................... 32,562,243
80,000 KB Home ................................................. 4,996,800
3,000 Legacy Housing Corp. † ............................ 75,660
352,600 Lennar Corp. , Cl. B ................................... 47,266,030
64,000 MDC Holdings Inc. ................................... 3,536,000
1,300 Meritage Homes Corp. .............................. 226,460
1,210 NVR Inc. † ................................................ 8,470,545
47,400 PulteGroup Inc. ........................................ 4,892,628
400 The Monarch Cement Co. ......................... 63,800
90,000 Titan Machinery Inc. † ............................... 2,599,200
36,500 Toll Brothers Inc. ...................................... 3,751,835
122,440,389
Business Services — 2 .2%
13,000 ACCO Brands Corp. .................................. 79,040
500,000 Clear Channel Outdoor Holdings Inc. † ....... 910,000
60,000 Element Solutions Inc. .............................. 1,388,400
35,500 Live Nation Entertainment Inc. † ................ 3,322,800
40,000 Loomis AB ............................................... 1,061,268
92,340 Madison Square Garden Entertainment
Corp. † .................................................. 2,935,488
15,000 McGrath RentCorp ................................... 1,794,300
31,000 Outfront Media Inc. , REIT ......................... 432,760
20,000 Sealed Air Corp. ....................................... 730,400
345,000 Sohgo Security Services Co. Ltd. .............. 1,984,851
1,500 Team Inc. † ............................................... 9,900
66,000 The Interpublic Group of Companies Inc. .. 2,154,240
25,000 TransAct Technologies Inc. † ..................... 174,500
1,600,000 Trans-Lux Corp. † (a) ................................. 1,280,000
34,000 United Rentals Inc. ................................... 19,496,280
37,754,227
Cable — 0 .1%
54,500 AMC Networks Inc. , Cl. A † ........................ 1,024,055
60,000 EchoStar Corp. , Cl. A † .............................. 994,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable (Continued)
90,000 WideOpenWest Inc. † ................................ $ 364,500
2,382,755
Communications Equipment — 0 .1%
150,000 Telesat Corp. † .......................................... 1,564,500
Computer Software and Services — 1 .3%
370,000 Alithya Group Inc. , Cl. A † .......................... 484,700
1,300 GSE Systems Inc. † ................................... 2,665
10,000 I3 Verticals Inc. , Cl. A † ............................. 211,700
11,000 MKS Instruments Inc. ............................... 1,131,570
24,500 Rockwell Automation Inc. ......................... 7,606,760
31,000 Tyler Technologies Inc. † ........................... 12,961,720
22,399,115
Consumer Products — 1 .4%
135,000 1-800-Flowers.com Inc. , Cl. A † ................. 1,455,300
67,000 Brunswick Corp. ....................................... 6,482,250
32,000 Chofu Seisakusho Co. Ltd. ........................ 461,617
39,700 Church & Dwight Co. Inc. ......................... 3,754,032
38,000 Energizer Holdings Inc. ............................. 1,203,840
2,000 Harley-Davidson Inc. ................................ 73,680
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 120,390
3,200 LCI Industries .......................................... 402,272
216,000 Marine Products Corp. .............................. 2,462,400
5,500 National Presto Industries Inc. .................. 441,540
225,000 Sally Beauty Holdings Inc. † ...................... 2,988,000
215,000 Samick Musical Instruments Co. Ltd. ........ 181,963
3,700 Shimano Inc. ............................................ 572,975
9,500 Steven Madden Ltd. .................................. 399,000
12,000 The Scotts Miracle-Gro Co. ....................... 765,000
9,500 WD-40 Co. ............................................... 2,271,165
84,000 Wolverine World Wide Inc. ....................... 746,760
24,782,184
Consumer Services — 0 .9%
53,000 Bowlin Travel Centers Inc. † ....................... 226,310
16,000 H&E Equipment Services Inc. ................... 837,120
5,000 IAC Inc. † .................................................. 261,900
180,000 OPENLANE Inc. † ...................................... 2,665,800
277,500 Rollins Inc. ............................................... 12,118,425
16,109,555
Diversified Industrial — 12 .8%
10,000 Acuity Brands Inc. .................................... 2,048,300
51,000 Albany International Corp. , Cl. A ................ 5,009,220
195,000 Ampco-Pittsburgh Corp. † ......................... 532,350
66,000 Burnham Holdings Inc. , Cl. A .................... 775,500
355,000 Crane Co. ................................................. 41,939,700
200,000 Crane NXT Co. .......................................... 11,374,000
99,000 Distribution Solutions Group Inc. † ............ 3,124,440
5,000 Enerpac Tool Group Corp. ......................... 155,450
83,500 Enpro Inc. ................................................ 13,087,790
Shares
Market
Value
103,500 Greif Inc. , Cl. A ......................................... $ 6,788,565
93,500 Greif Inc. , Cl. B ......................................... 6,171,935
310,000 Griffon Corp. ............................................ 18,894,500
32,000 Hyster-Yale Materials Handling Inc. ........... 1,990,080
159,500 INNOVATE Corp. † ..................................... 196,185
6,000 JSP Corp. ................................................ 77,957
116,000 L.B. Foster Co. , Cl. A † ............................... 2,550,840
40,000 Lincoln Electric Holdings Inc. .................... 8,698,400
31,200 Lindsay Corp. ........................................... 4,029,792
37,500 Matthews International Corp. , Cl. A ........... 1,374,375
915,000 Myers Industries Inc. ................................ 17,888,250
70,000 Oil-Dri Corp. of America ............................ 4,695,600
13,000 Olin Corp. ................................................ 701,350
323,000 Park-Ohio Holdings Corp. ......................... 8,708,080
12,500 Pentair plc ................................................ 908,875
14,000 Roper Technologies Inc. ........................... 7,632,380
53,200 Sonoco Products Co. ................................ 2,972,284
48,900 Standex International Corp. ....................... 7,744,782
84,500 Steel Partners Holdings LP † ..................... 3,380,000
13,000 T. Hasegawa Co. Ltd. ................................ 286,277
7,000 Terex Corp. .............................................. 402,220
335,500 Textron Inc. .............................................. 26,980,910
467,000 Tredegar Corp. ......................................... 2,526,470
221,000 Trinity Industries Inc. ................................ 5,876,390
219,523,247
Electronics — 3 .2%
110,000 Badger Meter Inc. ..................................... 16,980,700
206,000 Bel Fuse Inc. , Cl. A (a) ............................... 13,208,720
400,000 CTS Corp. ................................................ 17,496,000
60,000 Daktronics Inc. † ....................................... 508,800
120,000 Gentex Corp. ............................................ 3,919,200
20,000 IMAX Corp. † ............................................ 300,400
30,000 Renesas Electronics Corp. † ...................... 542,340
60,000 Stoneridge Inc. † ....................................... 1,174,200
54,130,360
Energy and Utilities — 2 .4%
7,200 Avangrid Inc. ............................................ 233,352
25,000 Callon Petroleum Co. † .............................. 810,000
9,800 Chesapeake Utilities Corp. ........................ 1,035,174
35,000 CMS Energy Corp. .................................... 2,032,450
20,000 Consolidated Water Co. Ltd. ...................... 712,000
36,800 Diamondback Energy Inc. ......................... 5,706,944
121,000 Dril-Quip Inc. † .......................................... 2,815,670
74,000 Energy Recovery Inc. † .............................. 1,394,160
29,000 Landis+Gyr Group AG ............................... 2,620,534
22,000 Marathon Petroleum Corp. ........................ 3,263,920
3,500 Middlesex Water Co. ................................. 229,670
13,000 Northwest Natural Holding Co. .................. 506,220
21,500 Northwestern Energy Group Inc. ............... 1,094,135
10,000 Otter Tail Corp. ......................................... 849,700
1,680,000 RPC Inc. .................................................. 12,230,400

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
8,000 SJW Group .............................................. $ 522,800
32,000 Southwest Gas Holdings Inc. .................... 2,027,200
6,800 Spire Inc. ................................................. 423,912
31,000 The York Water Co. ................................... 1,197,220
55,000 Vestas Wind Systems A/S † ....................... 1,745,450
41,450,911
Entertainment — 2 .1%
165,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 7,058,700
210,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 8,311,800
85,000 Inspired Entertainment Inc. † ..................... 839,800
16,856 Liberty Media Corp.-Liberty Live , Cl. A † .... 616,087
9,768 Liberty Media Corp.-Liberty Live , Cl. C † .... 365,225
35,000 Madison Square Garden Sports Corp. † ..... 6,364,050
66,000 Manchester United plc , Cl. A † ................... 1,345,080
273,000 Sinclair Inc. .............................................. 3,557,190
7,800 Take-Two Interactive Software Inc. † .......... 1,255,410
3,500 The Walt Disney Co. ................................. 316,015
47,700 TKO Group Holdings Inc. .......................... 3,891,366
35,000 Universal Entertainment Corp. ................... 570,922
104,000 Warner Bros Discovery Inc. † .................... 1,183,520
35,675,165
Environmental Services — 0 .6%
59,000 Republic Services Inc. .............................. 9,729,690
Equipment and Supplies — 18 .7%
17,200 A.O. Smith Corp. ...................................... 1,417,968
387,600 AMETEK Inc. ............................................ 63,911,364
56,000 AZZ Inc. ................................................... 3,253,040
9,200 Chart Industries Inc. † ............................... 1,254,236
312,700 Core Molding Technologies Inc. † .............. 5,794,331
92,000 Crown Holdings Inc. ................................. 8,472,280
2,025 Danaher Corp. .......................................... 468,464
100,000 Donaldson Co. Inc. ................................... 6,535,000
38,700 Entegris Inc. ............................................. 4,637,034
188,000 Federal Signal Corp. ................................. 14,427,120
241,000 Flowserve Corp. ....................................... 9,934,020
152,500 Franklin Electric Co. Inc. ........................... 14,739,125
419,800 Graco Inc. ................................................ 36,421,848
33,000 IDEX Corp. ............................................... 7,164,630
125,000 Interpump Group SpA .............................. 6,467,767
6,800 Littelfuse Inc. ........................................... 1,819,408
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 1,033,688
65,000 Minerals Technologies Inc. ....................... 4,635,150
6,000 MSA Safety Inc. ....................................... 1,012,980
980,000 Mueller Industries Inc. .............................. 46,207,000
335,000 Mueller Water Products Inc. , Cl. A ............. 4,824,000
3,500 Teleflex Inc. .............................................. 872,690
167,000 Tennant Co. .............................................. 15,479,230
740,000 The Gorman-Rupp Co. .............................. 26,292,200
97,000 The Greenbrier Companies Inc. ................. 4,285,460
Shares
Market
Value
136,573 The L.S. Starrett Co. , Cl. A † ...................... $ 1,652,533
50,500 The Manitowoc Co. Inc. † .......................... 842,845
50,000 The Middleby Corp. † ................................ 7,358,500
36,000 The Timken Co. ........................................ 2,885,400
30,000 The Toro Co. ............................................ 2,879,700
6,000 Valmont Industries Inc. ............................. 1,401,060
7,875 Watsco Inc. , Cl. B ..................................... 3,391,132
43,500 Watts Water Technologies Inc. , Cl. A ......... 9,062,790
320,833,993
Financial Services — 5 .5%
7,000 Ameris Bancorp ....................................... 371,350
12,000 Capitol Federal Financial Inc. ..................... 77,400
20,700 Crazy Woman Creek Bancorp Inc. ............. 475,065
40,000 Eagle Bancorp Inc. ................................... 1,205,600
325,000 Energy Transfer LP ................................... 4,485,000
220 Farmers & Merchants Bank of Long Beach 1,127,720
350,000 Flushing Financial Corp. ............................ 5,768,000
66,000 FNB Corp. ................................................ 908,820
100,000 GAM Holding AG † .................................... 46,549
25,000 Hanover Bancorp Inc. ............................... 441,000
270,000 Hope Bancorp Inc. .................................... 3,261,600
410,000 Huntington Bancshares Inc. ...................... 5,215,200
673,000 KKR & Co. Inc. ......................................... 55,758,050
80,000 Medallion Financial Corp. .......................... 788,000
8,000 PROG Holdings Inc. † ................................ 247,280
54,000 Sandy Spring Bancorp Inc. ....................... 1,470,960
47,000 Synovus Financial Corp. ........................... 1,769,550
16,000 TFS Financial Corp. ................................... 235,040
15,000 Thomasville Bancshares Inc. ..................... 930,000
230,000 Valley National Bancorp ............................ 2,497,800
34,308 Value Line Inc. ......................................... 1,672,515
10,000 Waterloo Investment Holdings Ltd. † (b) ..... 5,000
113,000 Webster Financial Corp. ............................ 5,735,880
133,000 Wright Investors' Service Holdings Inc. † ... 19,950
94,513,329
Food and Beverage — 5 .2%
424,500 Arca Continental SAB de CV ...................... 4,641,727
14,000 BellRing Brands Inc. † ............................... 776,020
75,000 Brown-Forman Corp. , Cl. A ....................... 4,469,250
40,000 Bull-Dog Sauce Co. Ltd. ............................ 609,929
90,000 China Tontine Wines Group Ltd. † .............. 9,336
269,200 Crimson Wine Group Ltd. † ....................... 1,587,203
220,000 Denny's Corp. † ........................................ 2,393,600
500,000 Dynasty Fine Wines Group Ltd. † ............... 26,894
98,000 Farmer Brothers Co. † ............................... 299,880
400,000 Flowers Foods Inc. ................................... 9,004,000
114,000 ITO EN Ltd. .............................................. 3,462,043
46,000 Iwatsuka Confectionery Co. Ltd. ................ 1,650,780
23,000 J & J Snack Foods Corp. .......................... 3,844,220
100,000 Kameda Seika Co. Ltd. .............................. 2,911,347
240,000 Kikkoman Corp. ........................................ 14,696,170

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
635,000 Maple Leaf Foods Inc. .............................. $ 12,095,694
12,000 MEIJI Holdings Co. Ltd. ............................ 285,021
8,000 MGP Ingredients Inc. ................................ 788,160
124,000 Morinaga Milk Industry Co. Ltd. ................ 2,399,092
7,500 National Beverage Corp. † ......................... 372,900
130,500 Nissin Foods Holdings Co. Ltd. ................. 4,554,543
13,000 Post Holdings Inc. † .................................. 1,144,780
60,000 Rock Field Co. Ltd. ................................... 686,383
3,000 The Boston Beer Co. Inc. , Cl. A † ............... 1,036,770
70,000 The Hain Celestial Group Inc. † .................. 766,500
56,700 The J.M. Smucker Co. .............................. 7,165,746
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 761,990
32,500 Tootsie Roll Industries Inc. ....................... 1,080,300
370,000 Vina Concha y Toro SA ............................. 435,763
950,000 Vitasoy International Holdings Ltd. ............ 946,533
20,000 Willamette Valley Vineyards Inc. † .............. 106,000
200,000 Yakult Honsha Co. Ltd. ............................. 4,492,199
89,500,773
Health Care — 3 .3%
1,400 Align Technology Inc. † ............................. 383,600
6,700 Bio-Rad Laboratories Inc. , Cl. A † .............. 2,163,363
13,300 Bruker Corp. ............................................ 977,284
600 Chemed Corp. .......................................... 350,850
21,000 CONMED Corp. ........................................ 2,299,710
372,000 Cutera Inc. † ............................................. 1,311,300
50,000 Dexcom Inc. † ........................................... 6,204,500
15,000 Evolent Health Inc. , Cl. A † ......................... 495,450
216,000 Globus Medical Inc. , Cl. A † ....................... 11,510,640
70,000 Henry Schein Inc. † ................................... 5,299,700
28,000 ICU Medical Inc. † ..................................... 2,792,720
33,000 Masimo Corp. † ........................................ 3,867,930
45,000 Neogen Corp. † ......................................... 904,950
4,000 NeoGenomics Inc. † .................................. 64,720
20,000 Neuronetics Inc. † ..................................... 58,000
181,000 OPKO Health Inc. † .................................... 273,310
130,000 Orthofix Medical Inc. † .............................. 1,752,400
4,000 Patterson Cos. Inc. ................................... 113,800
70,500 QuidelOrtho Corp. † ................................... 5,195,850
24,000 Seikagaku Corp. ....................................... 129,532
22,800 STERIS plc ............................................... 5,012,580
19,000 Straumann Holding AG ............................. 3,063,314
3,000 Stryker Corp. ............................................ 898,380
30,000 SurModics Inc. † ....................................... 1,090,500
16,700 Teladoc Health Inc. † ................................. 359,885
100 The Cooper Companies Inc. ...................... 37,844
38,000 United-Guardian Inc. ................................ 273,600
56,885,712
Home Furnishings — 0 .3%
161,500 Bassett Furniture Industries Inc. ............... 2,680,900
Shares
Market
Value
5,000 Ethan Allen Interiors Inc. .......................... $ 159,600
65,000 La-Z-Boy Inc. ........................................... 2,399,800
5,240,300
Hotels and Gaming — 4 .2%
50,000 Boyd Gaming Corp. .................................. 3,130,500
190,000 Canterbury Park Holding Corp. ................. 3,883,600
139,000 Churchill Downs Inc. ................................ 18,755,270
120,000 Formosa International Hotels Corp. † ......... 866,066
530,000 Full House Resorts Inc. † ........................... 2,846,100
48,000 Gaming and Leisure Properties Inc. , REIT . 2,368,800
750,000 Genting Singapore Ltd. ............................. 568,290
120,000 Golden Entertainment Inc. ........................ 4,791,600
2,250,000 Mandarin Oriental International Ltd. .......... 3,510,000
3,000 Penn Entertainment Inc. † ......................... 78,060
237,000 Ryman Hospitality Properties Inc. , REIT .... 26,084,220
2,500,000 The Hongkong & Shanghai Hotels Ltd. † .... 1,869,757
139,000 The Marcus Corp. ..................................... 2,026,620
13,000 Wynn Resorts Ltd. ................................... 1,184,430
71,963,313
Machinery — 2 .3%
326,000 Astec Industries Inc. ................................. 12,127,200
1,415,000 CNH Industrial NV .................................... 17,234,700
100,000 Kennametal Inc. ....................................... 2,579,000
4,700 Nordson Corp. ......................................... 1,241,552
160,000 The Eastern Co. ........................................ 3,520,000
142,000 Twin Disc Inc. ........................................... 2,294,720
38,997,172
Manufactured Housing and Recreational
Vehicles — 2 .0%
61,800 Cavco Industries Inc. † .............................. 21,421,116
72,500 Nobility Homes Inc. .................................. 2,500,887
81,200 Skyline Champion Corp. † ......................... 6,029,912
51,500 Winnebago Industries Inc. ........................ 3,753,320
33,705,235
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ........................ 436,399
95,000 Kinross Gold Corp. ................................... 574,750
50,000 Sierra Metals Inc. † ................................... 27,680
1,038,829
Publishing — 0 .5%
2,550 Graham Holdings Co. , Cl. B ....................... 1,776,126
4,500 John Wiley & Sons Inc. , Cl. B ................... 144,720
34,000 News Corp. , Cl. A ..................................... 834,700
775,000 The E.W. Scripps Co. , Cl. A † ..................... 6,192,250
8,947,796
Real Estate — 2 .0%
80,000 Capital Properties Inc. , Cl. A ..................... 958,000
10,000 Gyrodyne LLC † ........................................ 94,750
18,000 Lamar Advertising Co. , Cl. A, REIT ............ 1,913,040
89,500 Morguard Corp. ........................................ 7,158,379

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
25,000 Reading International Inc. , Cl. A † .............. $ 47,750
4,000 Reading International Inc. , Cl. B † .............. 56,320
35,000 Seritage Growth Properties , Cl. A † ............ 327,250
130,200 Tejon Ranch Co. † ..................................... 2,239,440
362,500 The St. Joe Co. ......................................... 21,815,250
135,000 Trinity Place Holdings Inc. † ...................... 14,985
34,625,164
Retail — 6 .4%
111,000 AutoNation Inc. † ...................................... 16,669,980
100,000 Big 5 Sporting Goods Corp. ...................... 634,000
900 Biglari Holdings Inc. , Cl. A † ...................... 714,537
301,000 Copart Inc. † ............................................. 14,749,000
20,000 Hertz Global Holdings Inc. † ...................... 207,800
200,000 Ingles Markets Inc. , Cl. A .......................... 17,274,000
52,000 Lands' End Inc. † ...................................... 497,120
70,000 Movado Group Inc. ................................... 2,110,500
157,000 Nathan's Famous Inc. ............................... 12,247,570
69,000 Penske Automotive Group Inc. .................. 11,075,190
85,000 Pets at Home Group plc ............................ 344,755
482,000 Rush Enterprises Inc. , Cl. B ...................... 25,536,360
12,500 Salvatore Ferragamo SpA ......................... 168,490
10,000 The Cheesecake Factory Inc. ..................... 350,100
26,000 Tractor Supply Co. .................................... 5,590,780
60,000 Village Super Market Inc. , Cl. A ................. 1,573,800
6,700 Vroom Inc. † ............................................. 4,037
500 Winmark Corp. ......................................... 208,775
109,956,794
Specialty Chemicals — 2 .1%
3,200 Albemarle Corp. ....................................... 462,336
28,000 Ashland Inc. ............................................. 2,360,680
242,000 H.B. Fuller Co. .......................................... 19,701,220
37,500 Hawkins Inc. ............................................ 2,640,750
25,000 Huntsman Corp. ....................................... 628,250
5,600 NewMarket Corp. ..................................... 3,056,648
8,400 Quaker Chemical Corp. ............................. 1,792,728
1,500 Rogers Corp. † .......................................... 198,105
24,400 Sensient Technologies Corp. ..................... 1,610,400
2,500 Takasago International Corp. ..................... 61,879
91,200 The General Chemical Group Inc. † (b) ........ 0
80,000 Valvoline Inc. † .......................................... 3,006,400
35,519,396
Telecommunications — 0 .8%
15,000 Consolidated Communications Holdings
Inc. † ..................................................... 65,250
61,000 Gogo Inc. † ............................................... 617,930
3,500 IDT Corp. , Cl. B † ...................................... 119,315
146,000 Liberty Global Ltd. , Cl. A † ......................... 2,594,420
136,000 Liberty Global Ltd. , Cl. C † ......................... 2,535,040
85,100 Nuvera Communications Inc. .................... 855,255
Shares
Market
Value
82,000 Rogers Communications Inc. , Cl. B ........... $ 3,838,420
108,000 Shenandoah Telecommunications Co. ....... 2,334,960
28,000 Telephone and Data Systems Inc. .............. 513,800
35,000 VEON Ltd. , ADR † ..................................... 689,500
14,163,890
Transportation — 2 .6%
346,000 GATX Corp. .............................................. 41,596,120
18,600 Irish Continental Group plc ....................... 88,910
124,000 Navigator Holdings Ltd. ............................ 1,804,200
50,057 Steel Connect Inc. † .................................. 476,543
43,965,773
Wireless Communications — 0 .1%
49,500 United States Cellular Corp. † .................... 2,056,230
TOTAL COMMON STOCKS ........................ 1,691,040,780
CLOSED-END FUNDS — 0 .1%
42,500 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 414,375
32,229 The European Equity Fund Inc. .................. 279,103
111,000 The New Germany Fund Inc. ..................... 970,140
TOTAL CLOSED-END FUNDS .................... 1,663,618
PREFERRED STOCKS — 0 .2%
Automotive: Parts and Accessories — 0 .2%
82,500 Jungheinrich AG ....................................... 3,025,540
RIGHTS — 0.0%
Communications Equipment — 0.0%
60,500 Pineapple Energy Inc. , CVR † ..................... 63,840
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (b) .......... 652
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 16,800
TOTAL WARRANTS .................................. 17,452
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .5%
$ 8,830,000 U.S. Treasury Bills,
5.244 % to 5.335% †† ,
01/16/24 to 03/28/24 ............................ 8,742,441
TOTAL MISCELLANEOUS INVESTMENTS
— 0 .4% (c) ........................................... 7,796,945
TOTAL INVESTMENTS — 100.0%
(Cost $ 450,422,232 ) ............................. $ 1,712,350,616

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust